UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust
              (Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300
Indianapolis, IN	46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	04/30

Date of reporting period:	10/31/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Toreador Large Cap Fund

Semi-Annual Report

October 31, 2009

Fund Adviser:

Toreador Research & Trading LLC

7493 North Ingram, Suite 104

Fresno, CA 93711

Toll Free (800) 343-5902

Investment Results– (Unaudited)

The performance figures do not include the Toreador Large Cap Fund – Institutional Class, since the share class commenced operations on September 1, 2009.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-343-5902.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Russell 1000 Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on June 2, 2006 (commencement of Retail Class operations) and held through October 31, 2009. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 1000 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-343-5902.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings– (Unaudited)

1As a percentage of net assets.

2Companies included in the S&P 500 Index, the Russell 1000 Index or with market capitalization greater than $5 billion.

The Fund will invest primarily in stocks of large capitalization companies, which the Fund’s Adviser, Toreador Research & Trading LLC, defines as any company included in the S&P 500 Index, included in the Russell 1000 Index, or with a market capitalization greater than $5 billion.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from May 1, 2009 to October 31, 2009 for the Retail Class and the period of September 1, 2009 to October 31, 2009 for the Institutional Class.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if the short-term redemption fee imposed by the Fund were included, your costs would have been higher.

Toreador Large Cap Fund -	Beginning Account	Ending Account	Expenses Paid During
Retail Class	Value	Value	the period May 1, 2009 -
	May 1, 2009	October 31, 2009	October 31, 2009
Actual*	$1,000.00	$1,207.79	$7.76
Hypothetical**	$1,000.00	$1,018.18	$7.09

* Expenses are equal to the Retail Class annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Toreador Large Cap Fund -	Beginning Account	Ending Account	Expense Paid During
Institutional Class	Value	Value	the period ended
			October 31, 2009
Actual*	$1,000.00	$1,023.23	$1.61
Hypothetical**	$1,000.00	$1,020.42	$4.84

* Expenses are equal to the Institutional Class annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since commencement on September 1, 2009).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from May 1, 2009 to October 31, 2009. Accordingly, expenses are equal to the Institutional Class annualized expense ratio of 0.95%, multiplied by the average account value over the six month period, multiplied by 184/365 (to reflect the partial year period).

Toreador Large Cap Fund
Schedule of Investments
October 31, 2009
(Unaudited)

Common Stocks - 94.50%	Shares	Value

Aircraft - 1.54%
United Technologies Corp.	7,263	$ 446,311

Banks - 3.13%
Bank of America Corp.	18,900	275,562
Capital One Financial Corp.	7,245	265,167
JPMorgan Chase & Co.	8,762	365,989
		906,718

Consumer Goods - 1.55%
Procter & Gamble Co. / The	7,745	449,210

Electric Services - 0.91%
Public Service Enterprise Group, Inc.	8,840	263,432

Electronics & Electronic Components - 11.46%
Cisco Systems, Inc. (a)	21,025	480,421
Danaher Corp.	7,329	500,058
Ingram Micro, Inc. - Class A (a)	22,901	404,203
International Business Machines Corp. (IBM)	5,079	612,578
Roper Industries, Inc.	8,691	439,330
Texas Instruments, Inc.	19,057	446,887
Thermo Fisher Scientific, Inc. (a)	9,650	434,250
		3,317,727

Entertainment - 2.07%
DIRECTV Group, Inc. / The (a)	13,986	367,832
Las Vegas Sands Corp. (a)	15,300	230,877
		598,709

Financial Services - 4.33%
American Express Co.	8,822	307,358
Federated Investors, Inc. - Class B	7,000	183,750
Franklin Resources, Inc.	3,473	363,380
Goldman Sachs Group, Inc.	2,339	398,028
		1,252,516

Food & Beverage - 1.58%
Coca-Cola Co. / The	8,601	458,519

Hazardous Waste Management - 0.68%
Stericycle, Inc. (a)	3,750	196,388

Healthcare - 8.98%
Gilead Sciences, Inc. (a)	9,300	395,715
Johnson & Johnson	7,682	453,622
Laboratory Corporation of America Holdings (a)	6,614	455,638
Medtronic, Inc.	10,550	376,635
Sanofi-Aventis (b)	10,200	376,584
Watson Pharmaceuticals Inc. (a)	15,722	541,151
		2,599,345

Information Technology - 7.70%
Autodesk, Inc. (a)	18,493	461,031
Hewlett-Packard Co.	10,900	517,314
Oracle Corp.	22,890	482,979
Synopsys, Inc. (a)	17,000	374,000
Western Digital Corp. (a)	11,718	394,662
		2,229,986

Insurance - 4.87%
ACE, Ltd.	4,089	210,011
Allstate Corp.	5,431	160,595
Chubb Corp.	4,464	216,593
MetLife, Inc.	8,473	288,336
Travelers Companies, Inc. / The	5,219	259,854
Unum Group	13,830	275,909
		1,411,298

Metal Mining - 2.30%
Freeport-McMoRan Copper & Gold, Inc. (a)	9,078	665,962

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
October 31, 2009
(Unaudited)

Common Stocks - 94.50% - continued	Shares	Value

Oil & Natural Gas - 14.94%
Apache Corp.	4,771	$ 449,047
Chevron Corp.	8,323	637,042
ConocoPhillips	13,358	670,304
Dresser-Rand Group, Inc. (a)	15,661	461,530
MDU Resources Group, Inc.	15,857	329,033
Murphy Oil Corp.	8,310	508,073
Noble Corp.	13,070	532,472
XTO Energy, Inc.	8,800	365,728
UGI Corp.	15,626	373,149
		4,326,378

Restaurants - 1.25%
McDonald's Corp.	6,200	363,382

Retail - 15.89%
Best Buy Co., Inc.	10,100	385,618
Costco Wholesale Corp.	8,259	469,524
CVS Caremark Corp.	14,425	509,203
GameStop Corp. - Class A (a)	13,600	330,344
Home Depot, Inc.	13,849	347,471
Kohl's Corp. (a)	7,846	448,948
Medco Health Solutions, Inc. (a)	8,250	462,990
O'Reilly Automotive, Inc. (a)	9,830	366,462
Target Corp.	8,483	410,832
Walgreen Co.	12,536	474,237
Wal-Mart Stores, Inc.	7,981	396,496
		4,602,125

Services - 3.96%
Accenture PLC - Class A	12,423	460,645
Google, Inc. - Class A (a)	1,282	687,306
		1,147,951

Steel - 1.27%
Nucor Corp.	9,231	367,855

Telecommunications - 4.63%
Harris Corp.	15,400	642,488
L-3 Communications Holdings, Inc.	4,766	344,534
Verizon Communications, Inc.	12,000	355,080
		1,342,102

Transportation - 1.46%
Burlington Northern Santa Fe Corp.	5,607	422,319

TOTAL COMMON STOCKS (Cost $25,209,871)		27,368,233

Exchange-Traded Funds - 0.71%
SPDR Trust Series 1 (a)	2,000	207,120

TOTAL EXCHANGE-TRADED FUNDS (Cost $195,875)		207,120

Money Market Securities - 3.97%
Huntington Money Market Fund - Trust Shares, 0.01% (c)	1,149,519	1,149,519

TOTAL MONEY MARKET SECURITIES (Cost $1,149,519)		1,149,519

TOTAL INVESTMENTS (Cost $26,555,265) - 99.18%		$ 28,724,872

Other assets less liabilities - 0.82%		236,395

TOTAL NET ASSETS - 100.00%		$ 28,961,267

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the rate shown represents the yield at October 31, 2009.

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Statement of Assets and Liabilities
October 31, 2009
(Unaudited)

Assets
Investments in securities, at fair value (cost $26,555,265)	$ 28,724,872
Receivable for investments sold	762,990
Receivable for Fund shares sold	19,718
Dividends receivable	33,763
Interest receivable	11
Prepaid expenses	19,478
Total assets	29,560,832

Liabilities
Payable for investments purchased	559,241
Payable for Fund shares redeemed	13,115
Payable to Adviser (a)	2,711
Payable to trustees and officers	1,176
Payable to administrator, fund accountant, and transfer agent	6,728
Payable to Custodian	1,091
Other accrued expenses	3,437
Accrued Service fees	12,066
Total liabilities	599,565

Net Assets	$ 28,961,267

Net Assets consist of:
Paid in capital	$ 32,430,614
Undistributed net investment income (loss)	64,108
Accumulated undistributed net realized gain (loss) from investment transactions	(5,703,062)
Net unrealized appreciation (depreciation) on investments	2,169,607

Net Assets	$ 28,961,267

Net Assets: Retail Class	$ 28,512,391

Shares outstanding (unlimited number of shares authorized)	3,405,644

Net asset value and offering price per share	$ 8.37

Redemption price per share (NAV * 98%) (b)	$ 8.20

Net Assets: Institutional Class	$ 448,876

Shares outstanding (unlimited number of shares authorized)	53,602

Net asset value and offering price per share	$ 8.37

Redemption price per share (NAV * 98%) (b)	$ 8.20

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Fund charges a 2.00% redemption fee on shares redeemed within 60 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Statement of Operations
For the six months ended October 31, 2009
(Unaudited)

Investment Income
Dividend income (net of withholding tax $5,849)	$ 178,706
Interest income	36
Total Investment Income	178,742

Expenses
Investment Adviser fee (a)	132,643
Service Fee - Retail Class (a)	12,066
Transfer agent expenses	20,924
Legal expenses	17,110
Administration expenses	15,920
Registration expenses	10,419
Fund accounting expenses	10,126
Auditing expenses	7,309
Printing expenses	4,804
CCO expenses	3,768
Pricing expenses	2,978
Trustee expenses	2,667
Custodian expenses	2,658
Insurance expenses	1,164
Miscellaneous expenses	767
24f-2 expenses	430
Total Expenses	245,753
Less: Fees waived by Adviser (a)	(54,323)
Net operating expenses	191,430
Net Investment Income (Loss)	(12,688)

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	(29,090)
Net increase from reimbursement by Adviser (b)	55,863
Change in unrealized appreciation (depreciation) on investment securities	5,082,374
Net realized and unrealized gain (loss) on investment securities	5,109,147
Net increase (decrease) in net assets resulting from operations	$ 5,096,459

(a) See Note 4 in the Notes to the Financial Statements.
(b) See Note 5 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Statements of Changes In Net Assets

	Six months
	ended
	October 31, 2009	Year ended
	(Unaudited)	April 30, 2009
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$ (12,688)	$ 76,796
Net realized gain (loss) on investment securities	(29,090)	(5,725,282)
Net increase from reimbursement by Adviser	55,863	-
Change in unrealized appreciation (depreciation) on investment securities	5,082,374	(1,536,415)
Net increase (decrease) in net assets resulting from operations	5,096,459	(7,184,901)

Distributions
From net realized gains	-	(9,083)
Total distributions	-	(9,083)

Capital Share Transactions, Retail Class
Proceeds from Fund shares sold	4,203,247	16,920,846
Reinvestment of distributions	-	8,795
Amount paid for shares redeemed	(4,331,162)	(4,113,309)
Proceeds from redemption fees collected (a)	1,834	5,606

Net increase (decrease) in net assets resulting from
Retail Class capital share transactions	(126,081)	12,821,938

Capital Share Transactions, Institutional Class (b)
Proceeds from Fund shares sold	438,625	-

Net increase (decrease) in net assets resulting from
Institutional Class capital share transactions	438,625	-

Total Increase (Decrease) in Net Assets	5,409,003	5,627,954

Net Assets
Beginning of period	23,552,264	17,924,310

End of period	$ 28,961,267	$ 23,552,264

Accumulated net investment income (loss)
included in net assets at end of period	$ 64,108	$ 76,796

Capital Share Transactions, Retail Class
Shares sold	544,062	2,239,568
Shares issued in reinvestment of distributions	-	1,260
Shares redeemed	(539,373)	(580,255)

Net increase (decrease) from Retail Class shares outstanding	4,689	1,660,573

Capital Share Transactions, Institutional Class (b)
Shares sold	53,602	-

Net increase (decrease) from Institutional Class shares outstanding	53,602	-

(a) The Fund charges a 2% redemption fee on shares redeemed within 60 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than
60 calendar days.
(b) For the period September 1, 2009 (Commencement of the Institutional Class)
through October 31, 2009.

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund - Retail Class
Financial Highlights
(For a share outstanding during each period)

	Six months
	ended
	October 31, 2009		Year ended		Year ended	Period ended
	(Unaudited)		April 30, 2009		April 30, 2008	April 30, 2007	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 6.93		$ 10.30		$ 11.32	$ 10.00

Income from investment operations:
Net investment income (loss)	-	(b)	0.02		(0.02)	-	(b)
Net realized and unrealized gain (loss) on investments	1.44		(3.39)		(0.99)	1.32
Total from investment operations	1.44		(3.37)		(1.01)	1.32

Less Distributions to shareholders:
From net investment income	-		-		-	-	(b)
From net realized gains	-		-	(b)	(0.01)	-
Total distributions	-		-		(0.01)	-

Paid in capital from redemption fees (c)	-		-		-	-

Net asset value, end of period	$ 8.37		$ 6.93		$ 10.30	$ 11.32

Total Return (d)	20.78%	(f)	-32.68%		-8.89%	13.21%	(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 28,512		$ 23,552		$ 17,924	$ 5,114
Ratio of expenses to average net assets	1.39%	(g) (e)	1.50%		1.50%	1.50%	(g)
Ratio of expenses to average net assets
before waiver and reimbursement	1.79%	(g)	1.98%		2.18%	12.78%	(g)
Ratio of net investment income (loss) to
average net assets	(0.09)%	(g)	0.41%		(0.17)%	(0.16)%	(g)
Ratio of net investment income (loss) to
average net assets before waiver and reimbursement	(0.49)%	(g)	(0.07)%		(0.85)%	(11.44)%	(g)
Portfolio turnover rate	24.31%		92.88%		82.67%	122.43%

(a) For the period June 2, 2006 (commencement of Fund operations) through April 30, 2007.
(b) Amounts to less than $0.005 per share.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Effective September 1, 2009, the Adviser agreed to waive fees to maintain Fund expenses at.
0.95%. Prior to that date, the expense cap was 1.50%.
(f) Not annualized.
(g) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund - Institutional Class
Financial Highlights
(For a share outstanding during the period)

	For the
	Period Ended
	October 31, 2009	(a)
	(Unaudited)

Selected Per Share Data
Net asset value, beginning of period	$ 8.18

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain (loss) on investments	0.18
Total from investment operations	0.19

Net asset value, end of period	$ 8.37

Total Return (b)	2.32%	(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 449
Ratio of expenses to average net assets	0.95%	(d)
Ratio of expenses to average net assets
before waiver and reimbursement	1.66%	(d)
Ratio of net investment income (loss) to
average net assets	0.41%	(d)
Ratio of net investment income (loss) to
average net assets before waiver and reimbursement	(0.31)%	(d)
Portfolio turnover rate	24.31%

(a) For the period September 1, 2009 (commencement of operations) to October 31, 2009.
(b) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2009

(Unaudited)

NOTE 1. ORGANIZATION

Toreador Large Cap Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 12, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of a separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment Adviser is Toreador Research & Trading LLC (the “Adviser”). The Fund’s investment objective is long-term capital appreciation.

The Fund currently offers two classes of shares, Retail Class and Institutional Class. Retail shares were first offered to the public on June 2, 2006; and Institutional shares were first offered to the public on September 1, 2009. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that if will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

During the fiscal period ended October 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2006.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2009

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Subsequent Events – In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through December 30, 2009, the date the financial statements were issued. Please see Note 10 for information relating to the approval of a new president of the Trust.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, American Depositary Receipts, and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2009

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, U.S. government securities, and U.S. government agency securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2009

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009:

Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$ 26,991,649	$ -	$ -	$ 26,991,649

American Depositary Receipts*	376,584	-	-	376,584
Exchange-Traded Funds	207,120	-	-	207,120
Money Market Securities	1,149,519	-	-	1,149,519

Total	$ 28,724,872	$ -	$ -	$ 28,724,872

* Refer to Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the Fund’s average net assets. Prior to September 1, 2009, the Fund’s management fee was 1.00% of its average daily net assets. For the six months ended October 31, 2009, before the waiver described below, the Adviser earned a fee of $132,643 from the Fund. The Adviser has contractually agreed through August 31, 2010 to waive its management fee and/or reimburse certain Fund operating expenses so that the total annual Fund operating expenses, excluding brokerage fees and commissions, fees paid pursuant to the Administrative Services Plan (Retail Class shares only), borrowing costs (such as interest and dividend expense on securities sold short), taxes, extraordinary expenses, and any indirect expenses such as expenses incurred by other investment companies in which the Fund may invest do not exceed 0.95% of the Fund’s average daily net assets. Prior to September 1, 2009, the Fund’s expense cap was 1.50%. For the six months ended October 31, 2009, the Adviser waived fees of $54,323. At October 31, 2009, the Adviser was owed $2,711 from the Fund for advisory services.

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time the expense was waived as described above. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at April 30, 2009 are as follows:

Subject to Repayment
Amount	Until April 30,
$ 124,763	2010
102,302	2011
90,028	2012

For the six months ended October 31, 2009, $54,323 may be subject to potential repayment by the Fund to the Adviser through April 30, 2013.

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2009

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended October 31, 2009, Unified earned fees of $15,920 for administrative services provided to the Fund. At October 31, 2009, the Fund owed Unified $2,294 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended October 31, 2009, the Custodian earned fees of $2,658 for custody services provided to the Fund. At October 31, 2009, the Fund owed the Custodian $1,091 for custody services.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended October 31, 2009, Unified earned fees of $10,072 from the Fund for transfer agent services and $10,852 in reimbursement of out-of-pocket expenses incurred in providing transfer agent services. For the six months ended October 31, 2009, Unified earned fees of $10,126 from the Fund for fund accounting services. At October 31, 2009, the Fund owed Unified $1,404 for transfer agent services, $1,706 in reimbursement of out-of-pocket expenses, and $1,324 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the six months ended October 31, 2009. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted an Administrative Services Plan (“Plan”) with respect to Retail Class shares, pursuant to which the Fund pays an annual fee (“Service fee”) of 0.25% of the average daily net assets of the Fund’s Retail Class shares to the Adviser to compensate financial intermediaries that provide administrative services to the Retail Class shareholders pursuant to a written agreement with the Fund or the Fund’s distributor. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an agreement with the Fund, its distributor and/or the Adviser to provide ongoing administrative and shareholder account services to their customers who hold the Fund’s Retail Class shares. For purposes of the Administrative Services Plan, administrative services include, but are not limited to (i) acting as recordholder and nominee of Retail Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Retail Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. Over time, administrative services fees increase the cost of your investment in the Fund’s Retail Class shares because these fees are paid out of the assets of the Retail Class on an on-going basis. For the six months ended October 31, 2009, the Retail Class incurred Service fees of $12,066, all of which was unpaid at October 31, 2009.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended October 31, 2009, purchases and sales of investment securities, other than short-term investments were as follows:

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2009

(Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS - continued

At October 31, 2009, the appreciation (depreciation) of investments for tax purposes was as follows:

At October 31, 2009, the aggregate cost of securities for federal income tax purposes, was $26,555,265.

During the six months ended October 31, 2009, the Adviser incorrectly entered a share amount when executing a purchase of Noble Corp. (“NE”). A sale of NE was executed at a lower price than the original purchase price, resulting in a loss to the Fund of $10,802. However, the sale was inadvertently duplicated and the cost to purchase the shares on the open market was greater than the sale price, which resulted in a loss to the Fund of $45,061. The Adviser has reimbursed the Fund for both of these trading errors.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. At October 31, 2009, Charles Schwab & Co., for the benefit of its customers, owned 68.20% of the Retail Class shares. As a result, Charles Schwab & Co. may be deemed to control the Retail Class. As of October 31, 2009, Paul D. Blinn owned 98.29% of the Institutional Class. Paul D. Blinn is a controlling partner of the Adviser and portfolio manager to the Fund. As a result, Paul D. Blinn may be deemed to control the Institutional Class.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On December 17, 2008, the Fund paid a long-term capital gain distribution of $0.0036 per share to shareholders of record on December 16, 2008.

The tax characterization of distributions for the fiscal years ended April 30, 2009 and April 30, 2008 are as follows:

There were no distributions paid for the six months ended October 31, 2009.

Toreador Large Cap Fund

Notes to the Financial Statements

October 31, 2009

(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS – continued

At April 30, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

At April 30, 2009, the difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and post-October losses in the amount of $173,890 and $3,742,025, respectively.

NOTE 9. CAPITAL LOSS CARRYFORWARD

At April 30, 2009, the Fund had available for federal tax purposes unused capital loss carryforwards of $1,813,920 expiring April 30, 2017.

NOTE 10. SUBSEQUENT EVENT

At a meeting of the Board on November 9, 2009, Melissa K. Gallagher was approved as the new president of the Trust. Anthony J. Ghoston, served as president from July 2004 to November 2009.

Management Agreement Renewal (Unaudited)

The approval of the Amended and Restated Management Agreement (the “Agreement”) for the Fund was considered by the Board, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively the “Trustees,” each a “Trustee”) at an in-person meeting held May 17-18, 2009. The Chairman of the Board noted that on May 4, 2009, the Adviser Contract Renewal Committee (“Committee”) convened via teleconference to consider whether to recommend that the full Board renew the Agreement between the Trust and the Adviser on behalf of the Fund. He stated that all Trustees were present at the meeting.

The Trustees acknowledged receiving and reviewing the materials compiled by Unified and the Fund’s Adviser and provided to the participants in advance of the meeting. Legal counsel referred the Trustees to her law firm’s memorandum included in the Board materials outlining the factors to be considered in approving the Agreement. She also stated that no changes had been proposed to the Agreement. She also noted that the Adviser to the Fund had agreed to continue capping certain Fund operating expenses.

The Chairman noted that materials specifically provided to the Committee for purposes of its review included the following information: (i) executed copies of the Fund’s Agreement and expense cap side letter, (ii) a letter sent by Administrator on behalf of the Board of Trustees to the Adviser requesting information the Trustees likely would consider in renewing the Agreement as required under Section 15(c) of the Investment Company Act of 1940; and the Adviser’s response to such letter, containing among other information, a description of the Adviser’s services to the Fund, its profitability from managing the Fund and any changes in personnel providing services to the Fund and ideas for future growth for the Fund, (iii) a certification from the Trust’s CCO that the Adviser has adopted a compliance program that is reasonably designed to prevent violation of federal securities laws by the Fund, (iv) the Adviser’s Form ADV Parts I and II and accompanying schedules, (v) the Adviser’s most current balance sheet and income statement, (vi) reports provided by the Administrator regarding the Fund’s performance for the past three month and one-year periods and comparisons of the same to the Fund’s benchmark and peer group for the same periods, and (vii) reports provided by the Administrator comparing the Fund’s advisory fee and total expense ratio (after fee waivers and reimbursements) to the Fund’s peer group as determined by the Administrator.

The Committee members noted they had received and evaluated such information as they deemed necessary to make their recommendation to renew the Agreement. They also noted that they had taken into account a number of factors they believed, in light of the legal advice provided by legal counsel to the Trust and legal counsel to the independent trustees, and their own business judgment, to be relevant. They noted that this included information regarding the Fund and its Adviser which had been provided to the Board throughout the year at regular meetings of the Board, as well as information that was specifically furnished to the Committee in connection with its review of the Agreement. The Committee members discussed their considerations with full Board as follows:

(i)        The Nature, Extent and Quality of Services – The Committee noted the Fund had approximately $20.9 million in assets as of March 31, 2009, comprising all of the Adviser’s assets under management. The Committee reviewed the responses from the Adviser as to the resources provided to the Fund, and considered the adequacy of such resources in light of the desire to increase the level of Fund assets, and whether the resources are sufficient to sustain performance, compliance and other needs. The Committee determined that the Adviser’s resources appear adequate, and specifically noted that the Adviser provides to the Fund the support of various research, portfolio management and administrative staff, including an independent compliance officer and attorney. The Committee noted the Adviser was not proposing any changes to the level of services provided to the Fund.

The Committee noted various compliance reports had been provided by the Adviser and the Trust’s CCO to the Board throughout the year, and noted, based on such reports, that the Fund’s investment policies and restrictions were consistently complied with during the last year. They also noted the Adviser had reimbursed the Fund in full for trading errors and, as a result, Fund shareholders were not affected. The Committee further noted that the Trust’s CCO had reviewed the Adviser’s compliance policies and procedures and had determined that they appeared reasonably designed to prevent violation of federal securities laws.

          (ii)          Fund Performance – The Committee discussed the Fund’s performance and reviewed other materials provided by the Adviser and the Administrator with respect to such performance. The Committee noted the Administrator reported for the three- and twelve-month periods ended March 31, 2009, the Fund had outperformed its peer group average return. They also noted that the Fund underperformed its benchmark, the Russell 1000 Index, for the 12-month period but that performance had recently improved. They noted that the Fund had outperformed the Russell 1000 Index for the three month period ending March 31, 2009. They also noted that the Fund does not yet have a Morningstar rating because it does not have three complete years of performance since its inception in June 2006.

          (iii)         Fee Rates and Profitability – The Committee next reviewed the Adviser’s financial statements for the years ended December 31, 2008 and 2007. The Committee noted that the Adviser’s fee of 1.00% was higher than its peer group average, but that the Adviser currently is waiving a portion of its advisory fees in order to maintain the Fund’s expense cap. The Committee further noted that the adviser had reported that it had not realized a profit as a result of managing the Fund since its inception. The Committee discussed the financial stability of the Adviser given its negative income and noted the co-portfolio manager’s statement that the Adviser’s owners viewed the business as a long-term investment to which they make contributions on an as-needed basis. The Adviser reported that it expected to continue capping certain operating expenses of the Fund at 1.50% through August 31, 2010. The Adviser also stated it would like to the Board to consider an institutional share class in the future. The Committee noted that the adviser reported that it has not entered into soft dollar arrangements and that the adviser did not receive any 12b-1 fees.

          (iv)         Economies of Scale – In determining the reasonableness of the advisory fee, the Committee also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fee. The Committee noted that the Fund had grown each year since inception despite the market downturn. The co-portfolio manager stated that the Adviser expected additional growth should follow once the Fund establishes a three-year performance track record. The Adviser has suggested an institutional share class as a means of increasing distribution and reducing reliance on fund supermarkets that charge high platform fees. The Committee noted the Fund had been in operation for less than three years and that it did not appear that the Adviser has begun to realize any significant economies of scale from managing the Fund.

The Committee reviewed the foregoing with the Board, indicating that its members had determined that the Fund’s advisory fee (after fee waivers and reimbursements by the adviser) was reasonable, and that its members unanimously were recommending that the Board approve the Fund’s Management Agreement.

After reviewing and discussing the materials and the Committee’s recommendation, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Agreement between the Trust and the Adviser is in the best interest of the Fund and its shareholders and voted to continue the Agreement for an additional year.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 343-5902 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Gary E. Hippenstiel

Stephen A. Little

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President

John C. Swhear, Senior Vice President

Christopher E. Kashmerick, Treasurer

Lynn E. Wood, Chief Compliance Officer

Heather Bonds, Secretary

William J. Murphy, Assistant Treasurer

Tara Pierson, Assistant Secretary

INVESTMENT ADVISER

Toreador Research & Trading LLC

7493 North Ingram, Suite 104

Fresno, CA 93711

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of November 18, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By */s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date: 12/31/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By */s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date: 12/31/2009

By */s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date: 12/31/2009